PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited)
1
Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.6%
Australia : 5.8%
99,481
Accent Group Ltd.
$ 134,798
0.1
141,576
(1)
Aeris Resources Ltd.
12,493
0.0
70,065
AGL Energy Ltd.
498,393
0.2
622,557
AMP Ltd.
685,940
0.2
36,600  Australian Clinical Labs
Ltd.
85,106
0.0
147,087
Beach Energy Ltd.
137,900
0.1
1,114,951
(1)
Beacon Minerals Ltd.
18,716
0.0
10,009
Bega Cheese Ltd.
35,807
0.0
77,778  Bendigo & Adelaide Bank
Ltd.
652,701
0.2
95,911
(1)
Capricorn Metals Ltd.
451,902
0.2
16,160
Challenger Ltd.
62,766
0.0
85,747
Champion Iron Ltd.
291,344
0.1
54,959
Charter Hall Group
528,433
0.2
30,767  Clinuvel Pharmaceuticals
Ltd.
230,637
0.1
6,962
(1)
DGL Group Ltd./Au
2,432
0.0
2,313  Domino's Pizza
Enterprises Ltd.
42,788
0.0
106,485
Downer EDI Ltd.
374,779
0.1
69,787
(1)
Emeco Holdings Ltd.
39,743
0.0
379,699
Gold Road Resources Ltd.
575,418
0.2
16,365  GR Engineering Services
Ltd.
29,098
0.0
11,910
GrainCorp Ltd. - Class A
55,381
0.0
32,679
Helia Group Ltd.
97,614
0.0
22,825
Helloworld Travel Ltd.
28,389
0.0
156,949
Horizon Oil Ltd.
20,003
0.0
29,139
HUB24 Ltd.
1,442,592
0.5
62,362
Humm Group Ltd.
22,815
0.0
97,586
(1)
Image Resources NL
5,673
0.0
20,134
Infomedia Ltd.
17,309
0.0
14,541
JB Hi-Fi Ltd.
907,234
0.3
2,942
Jumbo Interactive Ltd.
23,928
0.0
352,652
Macmahon Holdings Ltd.
77,403
0.0
101,711  Magellan Financial Group
Ltd.
655,246
0.2
82,435
(1)
Metals X Ltd.
24,385
0.0
84,053
(1)
Nanosonics Ltd.
178,397
0.1
27,563
Netwealth Group Ltd.
532,811
0.2
196,166
New Hope Corp. Ltd.
584,847
0.2
41,944
Nufarm Ltd.
93,894
0.0
18,573
(1)
Nuix Ltd.
51,278
0.0
1,805
Objective Corp. Ltd.
18,486
0.0
272,830
OceanaGold Corp.
814,726
0.3
18,504
(1)
OFX Group Ltd.
16,028
0.0
1,710
(1)
Ora Banda Mining Ltd.
874
0.0
84,184
(1)
Paladin Energy Ltd.
457,044
0.2
63,070
Perenti Ltd.
54,575
0.0
399,504
Perseus Mining Ltd.
697,101
0.3
55,885
PointsBet Holdings Ltd.
29,706
0.0
698,350
Ramelius Resources Ltd.
1,052,370
0.4
19,471
Regis Healthcare Ltd.
78,653
0.0
365,148
(1)
Regis Resources Ltd.
680,425
0.2
359,555
(1)
Resolute Mining Ltd.
90,868
0.0
12,107  SKS Technologies Group
Ltd.
16,521
0.0
45,523
SmartGroup Corp. Ltd.
224,490
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
27,881  Southern Cross Electrical
Engineering Ltd.
$ 25,994
0.0
57,882
Technology One Ltd.
1,100,526
0.4
19,105
(1)
Temple & Webster Group
Ltd.
169,118
0.1
17,756
(1)
Tuas Ltd.
71,966
0.0
280,023  Ventia Services Group
Pty Ltd.
658,277
0.2
257,651
(2)
Viva Energy Group Ltd.
410,522
0.2
108,701
(1)
West African Resources
Ltd.
110,045
0.1
50,726
Westgold Resources Ltd.
79,910
0.0
242,719
(1)
Zip Co. Ltd.
360,371
0.1
16,928,989
5.8
Austria : 0.1%
24,508
(1)
ams-OSRAM AG
181,899
0.1
422
(1)
DO & Co. AG
84,579
0.0
1,609
Palfinger AG
38,057
0.0
2,747
Porr AG
57,942
0.0
362,477
0.1
Belgium : 0.3%
533
Cie d'Entreprises CFE
3,523
0.0
15,911
Colruyt Group N.V
585,965
0.2
11,865
Deceuninck NV
28,708
0.0
18,529
Umicore SA
186,530
0.1
489  Wereldhave Belgium
Comm VA
24,248
0.0
828,974
0.3
Bermuda : 0.0%
1,809  Ocean Wilsons Holdings
Ltd.
29,416
0.0
Brazil : 0.2%
23,100
Bemobi Mobile Tech S.A.
53,599
0.0
159,200
C&A MODAS SA
268,328
0.1
21,100  Cury Construtora e
Incorporadora SA
78,095
0.0
32,587  Guararapes Confeccoes
S.A.
36,245
0.0
27,500  Tegma Gestao Logistica
SA
142,487
0.1
6,245
(1)
VTEX - Class A
41,654
0.0
620,408
0.2
Burkina Faso : 0.2%
24,940
Endeavour Mining PLC
512,923
0.2
Canada : 8.1%
7,810
ADENTRA, Inc.
185,826
0.1
11,700
Aecon Group, Inc.
192,887
0.1
4,300  AGF Management Ltd. -
Class B
33,374
0.0
76,900
(1)
Air Canada
1,037,609
0.4
14,000
AirBoss of America Corp.
39,495
0.0
45,578  Alamos Gold, Inc. - Class
A
953,050
0.3
21,200
(1)
Aritzia, Inc.
1,019,630
0.4
122,200
(1)
Athabasca Oil Corp.
408,637
0.1
11,209
AtkinsRealis Group, Inc.
561,626
0.2
19,409
Bird Construction, Inc.
315,971
0.1
22,700
Black Diamond Group Ltd.
143,227
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
15,381  Boardwalk Real Estate
Investment Trust
$ 663,033
0.2
9,717
(1)
Bombardier, Inc. - Class B
568,639
0.2
22,745
Boralex, Inc. - Class A
404,397
0.1
21,100  Canaccord Genuity Group,
Inc.
142,859
0.1
21,200
Cascades, Inc.
187,443
0.1
22,039
(1)
Celestica, Inc.
2,720,926
0.9
25,939
Centerra Gold, Inc.
162,236
0.1
31,778  CES Energy Solutions
Corp.
188,261
0.1
33,200
(1)
Chorus Aviation, Inc.
65,105
0.0
2,542  Colliers International
Group, Inc.
361,854
0.1
5,500
(1)
Coveo Solutions, Inc.
23,236
0.0
1,600
(1)
Docebo, Inc.
66,935
0.0
12,116  DREAM Unlimited Corp. -
Class A
183,905
0.1
108,423  Dundee Precious Metals,
Inc.
1,098,889
0.4
7,450
Enerflex Ltd.
70,535
0.0
21,554
Enghouse Systems Ltd.
409,175
0.1
15,600
(1)
Ensign Energy Services,
Inc.
33,919
0.0
8,190
EQB, Inc.
610,636
0.2
3,700
Evertz Technologies Ltd.
33,096
0.0
10,508
Exco Technologies Ltd.
50,973
0.0
38,000
Extendicare, Inc.
270,616
0.1
24,046
Fiera Capital Corp.
129,880
0.0
44,774
Finning International, Inc.
1,118,002
0.4
91,000
(1)
Fortuna Mining Corp.
460,839
0.2
10,779
Gildan Activewear, Inc.
555,879
0.2
125,818  Headwater Exploration,
Inc.
579,160
0.2
3,614  High Arctic Energy
Services, Inc.
2,760
0.0
43,632
Hudbay Minerals, Inc.
359,660
0.1
1,852
Information Services Corp.
34,177
0.0
600
(1)
Kinaxis, Inc.
69,080
0.0
800  Lassonde Industries, Inc.
- Class A
100,224
0.0
1,600
Leon's Furniture Ltd.
28,601
0.0
19,475  Martinrea International,
Inc.
117,787
0.0
2,200
Melcor Developments Ltd.
19,330
0.0
13,528
Methanex Corp.
705,465
0.2
1,400
Morguard Corp.
107,860
0.0
36,459
Mullen Group Ltd.
373,784
0.1
4,400  Neo Performance
Materials, Inc.
25,491
0.0
5,200
North West Co., Inc.
166,160
0.1
58,011
(1)
NuVista Energy Ltd.
519,299
0.2
33,258  Paramount Resources Ltd.
- Class A
658,592
0.2
25,315
Pason Systems, Inc.
229,923
0.1
23,900  PHX Energy Services
Corp.
150,634
0.1
2,200
Pollard Banknote Ltd.
42,869
0.0
7,067
(1)
Repare Therapeutics, Inc.
8,622
0.0
26,034
Russel Metals, Inc.
728,526
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
66,963  Secure Waste
Infrastructure Corp.
$ 692,045
0.2
10,000
Sprott, Inc.
434,238
0.2
2,000
TECSYS, Inc.
61,334
0.0
10,900
(1)
Thinkific Labs, Inc.
23,175
0.0
40,700
(1)
Torex Gold Resources,
Inc.
863,371
0.3
15,400
Total Energy Services, Inc.
118,466
0.0
25,729
(1)
Valeura Energy, Inc.
124,985
0.0
48,036
Vermilion Energy, Inc.
442,565
0.2
2,200
VersaBank
30,108
0.0
1,100
Wajax Corp.
15,743
0.0
78,568
Whitecap Resources, Inc.
517,354
0.2
1,800
Winpak Ltd.
53,553
0.0
23,877,541
8.1
China : 1.0%
33,347
(1)
ATRenew, Inc., ADR
88,370
0.0
20,481
(1)
Baozun, Inc., ADR
66,154
0.0
78,400  Central China Land Media
Co. Ltd. - Class A
122,412
0.1
196,100  Changhong Meiling Co.
Ltd. - Class A
213,793
0.1
31,100
Chervon Holdings Ltd.
76,597
0.0
346,000  China Kepei Education
Group Ltd.
64,721
0.0
165,000  China Yongda Automobiles
Services Holdings Ltd.
53,850
0.0
185,000  Edan Instruments, Inc. -
Class A
278,600
0.1
104,000  Ever Sunshine Services
Group Ltd.
24,559
0.0
38,913
Hello Group, Inc., ADR
279,785
0.1
18,217  LexinFintech Holdings
Ltd., ADR
143,914
0.1
396,000  Nexteer Automotive Group
Ltd.
183,500
0.1
31,758
Pacific Online Ltd.
1,182
0.0
213,000
(1)
Shanxi Zhendong
Pharmaceutical Co. Ltd. -
Class A
111,304
0.1
75,000  TCL Electronics Holdings
Ltd.
65,764
0.0
300,213  Ten Pao Group Holdings
Ltd.
59,334
0.0
140,800
(1)(3)
Tongdao Liepin Group
52,983
0.0
122,000
(1)(3)
XD, Inc.
400,655
0.1
136,800  Xiamen Jihong Technology
Co. Ltd. - Class A
242,019
0.1
19,318
Yiren Digital Ltd., ADR
109,726
0.0
110,465  Youcare Pharmaceutical
Group Co. Ltd. - Class A
224,193
0.1
12,625
(1)
Zhihu, Inc., ADR
44,061
0.0
2,907,476
1.0
Denmark : 3.1%
25,512
(1)
ALK-Abello A/S
574,477
0.2
3,487
(1)
Ascendis Pharma A/S,
ADR
455,611
0.2
24,633
(1)
Bavarian Nordic A/S
676,498
0.2
20,085
ISS A/S
379,585
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Denmark (continued)
8,001
Jyske Bank A/S, Reg
$ 578,672
0.2
12,244
(1)(2)
Netcompany Group A/S
498,194
0.2
82
North Media A/S
558
0.0
16,471
Pandora A/S
3,151,205
1.1
1,801
Per Aarsleff Holding A/S
116,047
0.0
6,633
Rockwool A/S - Class B
2,348,846
0.8
1,323
Skjern Bank
35,865
0.0
4,135  Sparekassen Sjaelland-
Fyn A/S
150,896
0.1
8,966,454
3.1
Finland : 1.4%
30  Alandsbanken Abp - Class
B
1,164
0.0
4,809
Cargotec Oyj - Class B
239,138
0.1
2,791
(1)
Incap Oyj
32,399
0.0
4,809
(1)
Kalmar Oyj - Class B
161,673
0.1
27,385
Konecranes Oyj
1,647,456
0.6
694
Olvi Oyj - Class A
21,995
0.0
35,682
Oriola Oyj - Class B
34,795
0.0
34,960
Orion Oyj - Class B
1,898,238
0.6
39
Ponsse Oyj
838
0.0
3
Relais Group Oyj
40
0.0
4,221
Scanfil Oyj
35,874
0.0
1,217
Vaisala Oyj - Class A
67,205
0.0
4,140,815
1.4
France : 7.2%
17,323
Accor SA
890,569
0.3
9,804
Arkema SA
781,375
0.3
5,282
CBo Territoria
20,055
0.0
25,399
(1)
Clariane SE
56,987
0.0
21,348
(1)
Criteo SA, ADR
811,011
0.3
8,105
Eiffage SA
724,074
0.3
57,492
(1)(2)
Elior Group SA
155,606
0.1
36,123
Elis SA
739,506
0.3
293
Esso SA Francaise
33,937
0.0
4,792
GL Events
94,493
0.0
268
Groupe Crit
15,958
0.0
14,054
Ipsen SA
1,734,844
0.6
3,700
IPSOS
175,080
0.1
2,691
Kaufman & Broad SA
92,586
0.0
135,516
Klepierre SA
4,034,481
1.4
33,123
(2)
La Francaise des Jeux
SAEM
1,258,598
0.4
3,915
Mersen SA
88,452
0.0
698
Neurones
32,874
0.0
354
Nexans SA
34,542
0.0
14,742
(1)(3)
Nexity SA
197,469
0.1
8,165
Opmobility
92,397
0.0
17,153
Renault SA
880,595
0.3
41,431
Rexel SA
1,096,838
0.4
12,819
SEB SA
1,219,598
0.4
446
Societe BIC SA
29,426
0.0
492
Societe LDC SADIR
33,074
0.0
3,883
Sopra Steria Group SACA
721,895
0.3
29,545
SPIE SA
984,657
0.3
1,221
(1)
Synergie SE
35,558
0.0
49,951
Technip Energies NV
1,415,119
0.5
4,572
Teleperformance
428,129
0.1
2,455
Television Francaise 1 SA
19,359
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
19,328
(1)
Ubisoft Entertainment SA
$ 223,013
0.1
38,549
Valeo
429,700
0.2
41,741
(1)
Vallourec SA
792,845
0.3
240
Vetoquinol SA
17,677
0.0
2,792
Vicat SACA
116,442
0.0
1,113
Virbac SA
373,611
0.1
2,125
(1)
Viridien
122,553
0.0
21,004,983
7.2
Germany : 6.2%
18,952
Aixtron SE
263,313
0.1
421
Amadeus Fire AG
34,375
0.0
83,352
(1)
Aroundtown SA
247,332
0.1
1,910
Atoss Software AG
228,010
0.1
12,091
Bechtle AG
405,820
0.1
316
Bijou Brigitte AG
12,326
0.0
9,420  Carl Zeiss Meditec AG -
Class BR
573,857
0.2
17,692  CTS Eventim AG & Co.
KGaA
1,725,169
0.6
7,103
(1)
CureVac NV
27,072
0.0
21,815
Deutsche Lufthansa AG
141,509
0.1
16,145
Duerr AG
397,666
0.1
866
(2)
DWS Group GmbH & Co.
KGaA
42,738
0.0
5,151
Ernst Russ AG
32,048
0.0
18,170
Evonik Industries AG
341,193
0.1
2,712
Fielmann AG
123,168
0.1
1,411
flatexDEGIRO AG
23,905
0.0
25,589
Freenet AG
789,481
0.3
1,995  Friedrich Vorwerk Group
SE
73,471
0.0
15,301
GEA Group AG
807,541
0.3
2,629
HOCHTIEF AG
380,504
0.1
3,455  Hornbach Holding AG &
Co. KGaA
264,981
0.1
1,828
Indus Holding AG
39,160
0.0
1,382
(1)
Ionos SE
35,312
0.0
2,741
KION Group AG
101,785
0.0
750
Krones AG
102,340
0.0
1,363
M1 Kliniken AG
20,927
0.0
453
(1)
Nagarro SE
39,679
0.0
15,798
Nemetschek SE
1,887,560
0.7
26,017
(1)
Nordex SE
300,362
0.1
6,251  ProCredit Holding AG &
Co. KGaA
57,066
0.0
21,610
Puma SE
678,125
0.2
1,609
Rational AG
1,429,799
0.5
13,210
(2)
Scout24 SE
1,284,563
0.4
949
Stroeer SE & Co. KGaA
56,092
0.0
8,662
SUSS MicroTec SE
386,821
0.1
59,534
(1)
TAG Immobilien AG
884,761
0.3
39,455
(1)(2)
TeamViewer SE
467,252
0.2
101,724
thyssenkrupp AG
504,102
0.2
9,724
(1)
Trivago NV, ADR
27,519
0.0
83,742
(1)
TUI AG
708,400
0.3
63,326
(1)(2)
Zalando SE
2,360,025
0.8
18,307,129
6.2
Greece : 0.1%
713
Euroseas Ltd.
22,110
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece (continued)
2,201
Kri-Kri Milk Industry SA
$ 36,673
0.0
3,638
Piraeus Port Authority SA
112,797
0.0
29,864
(1)
StealthGas, Inc.
168,433
0.1
7,911  Thrace Plastics Holding
and Co.
33,402
0.0
373,415
0.1
Guatemala : 0.2%
20,377  Millicom International
Cellular SA, SDR
545,087
0.2
Guernsey : 0.1%
2,940
Pollen Street Group Ltd.
28,798
0.0
20,758
Super Group SGHC Ltd.
167,932
0.1
196,730
0.1
Hong Kong : 0.7%
204,478
Build King Holdings Ltd.
24,214
0.0
127,600  China Leon Inspection
Holding Ltd.
37,665
0.0
80,000  Computer & Technologies
Holdings Ltd.
15,195
0.0
1,703
Computime Group Ltd.
87
0.0
111,072
(1)(4)
Ever Reach Group
Holdings Co. Ltd.
3,706
0.0
691,406  Fountain SET Holdings
Ltd.
54,038
0.0
2,148
Futu Holdings Ltd., ADR
207,604
0.1
32,276
(1)
Henan Jinma Energy Co.
Ltd. - Class H
2,651
0.0
232,000
(1)
Hop Fung Group Holdings
Ltd.
2,680
0.0
102,000
IVD Medical Holding Ltd.
23,956
0.0
14,087  Johnson Electric Holdings
Ltd.
18,679
0.0
153,500
Kerry Properties Ltd.
301,931
0.1
33,822  Lung Kee Bermuda
Holdings
5,209
0.0
60,000  Media Chinese
International Ltd.
1,571
0.0
223,367
(1)
Midland Holdings Ltd.
23,793
0.0
66,878
Niraku GC Holdings, Inc.
1,639
0.0
94,851
(1)
Road King Infrastructure
Ltd.
13,094
0.0
1,211,244  Singamas Container
Holdings Ltd.
110,750
0.0
321,180  Tang Palace China
Holdings Ltd.
9,027
0.0
3,031,176
(1)
Tongda Group Holdings
Ltd.
31,112
0.0
476,000  United Laboratories
International Holdings Ltd.
707,613
0.3
175,138  Vedan International
Holdings Ltd.
10,677
0.0
15,840
(1)
Wai Kee Holdings Ltd.
1,281
0.0
319,000
(1)(4)
Xiwang Special Steel Co.
Ltd.
—
—
251,500  Yue Yuen Industrial
Holdings Ltd.
535,989
0.2
119,814  Zengame Technology
Holding Ltd.
35,282
0.0
2,179,443
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India : 0.1%
25,620
(4)
Geodesic Ltd.
$ —
—
21,379
(4)
Varun Industries Ltd.
—
—
19,034
Zensar Technologies Ltd.
190,322
0.1
190,322
0.1
Indonesia : 0.0%
2,468,300
(1)
Alam Sutera Realty Tbk
PT
21,806
0.0
406,900
(1)
Champ Resto Indonesia
Tbk PT
17,973
0.0
672,600
IMC Pelita Logistik Tbk PT
16,671
0.0
24,432
(1)
Indo-Rama Synthetics
Tbk PT
4,047
0.0
270,721
(1)
Mitrabahtera Segara Sejati
Tbk PT
16,941
0.0
2,195,300
(1)
TBS Energi Utama Tbk PT
50,101
0.0
127,539
0.0
Ireland : 0.6%
141,150
(1)
Amarin Corp. PLC, ADR
81,359
0.0
2,588  COSMO Pharmaceuticals
NV
187,262
0.1
101,551
Dalata Hotel Group PLC
498,827
0.2
5,342
DCC PLC
368,341
0.1
42,116
Glanbia PLC
615,344
0.2
1,751,133
0.6
Israel : 1.1%
4,917
(1)
Brainsway Ltd., ADR
51,678
0.0
37,721
(1)
Ceragon Networks Ltd.
173,894
0.1
62,556
(1)
Cognyte Software Ltd.
582,396
0.2
148,417
(1)
El Al Israel Airlines
372,187
0.1
2,327  Ituran Location and
Control Ltd.
77,698
0.0
39,900
(1)
Nexxen International Ltd.
191,951
0.1
1,916
(1)
RADCOM Ltd.
24,582
0.0
17,629
(1)
Radware Ltd.
392,245
0.1
31,093
(1)
SimilarWeb Ltd.
504,018
0.2
184,866
(1)
Taboola.com Ltd.
704,339
0.2
11,038  Tel Aviv Stock Exchange
Ltd.
125,123
0.1
3,200,111
1.1
Italy : 5.9%
590,518
A2A SpA
1,394,587
0.5
44,098
(1)(3)
Aquafil SpA
64,778
0.0
28,228  Arnoldo Mondadori Editore
SpA
64,424
0.0
5,271
Avio SpA
87,818
0.0
20,610
Azimut Holding SpA
538,870
0.2
12,672
Banca Generali SpA
634,527
0.2
10,355
Banca IFIS SpA
227,211
0.1
97,157
(3)
Banca Monte dei Paschi di
Siena SpA
622,505
0.2
83,971  Banca Popolare di Sondrio
SpA
775,366
0.3
324,178
BPER Banca
2,208,360
0.8
4,135
Brunello Cucinelli SpA
531,611
0.2
28,275
Buzzi Unicem SpA
1,158,266
0.4
20,013
Cairo Communication SpA
52,838
0.0
135,364
(1)
CIR SpA-Compagnie
Industriali
84,115
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
26,281  Coca-Cola HBC AG -
Class DI
$ 912,325
0.3
25,026  d'Amico International
Shipping SA
102,937
0.0
18,332
Datalogic SpA
89,966
0.0
19,416
De' Longhi SpA
682,635
0.2
4,151
DiaSorin SpA
444,603
0.2
2,794
(3)
Digital Value SpA
60,084
0.0
28,430
Fiera Milano SpA
145,731
0.1
254,754
Hera SpA
931,597
0.3
200,025
Iren SpA
432,887
0.2
89,416
Iveco Group NV
1,088,291
0.4
20,432
Leonardo SpA
638,326
0.2
20,107
Maire Tecnimont SpA
197,979
0.1
89,554  MFE-MediaForEurope NV
- Class A
291,238
0.1
10,678
Orsero SpA
137,397
0.0
8,355
Piquadro SpA
17,682
0.0
3,881
(3)
Reply SpA
639,727
0.2
285,818
(1)
Saipem SpA
697,441
0.2
6,660
SOL SpA
271,527
0.1
22
(1)
Somec SpA
237
0.0
57,261
Unipol Gruppo SpA
775,926
0.3
109,254
Webuild SpA
332,738
0.1
17,336,550
5.9
Japan : 21.1%
14,600
77 Bank Ltd.
447,953
0.2
26,400
ABC-Mart, Inc.
551,018
0.2
27,500
Adastria Co. Ltd.
587,717
0.2
2,900
ADEKA Corp.
54,048
0.0
1,800
Ad-sol Nissin Corp.
22,597
0.0
5,800
Adways, Inc.
11,058
0.0
1,000
Aeon Delight Co. Ltd.
26,321
0.0
12,300  AEON Financial Service
Co. Ltd.
99,393
0.1
1,900
Aichi Financial Group, Inc.
32,924
0.0
9,100
Aichi Steel Corp.
406,125
0.2
786
Aichi Tokei Denki Co. Ltd.
9,609
0.0
7,900
Aida Engineering Ltd.
41,236
0.0
700
Ain Holdings, Inc.
21,122
0.0
1,000
Aiphone Co. Ltd.
17,450
0.0
3,400
Airtrip Corp.
27,130
0.0
10,300
Aisan Industry Co. Ltd.
126,563
0.1
5,400
AIT Corp.
59,422
0.0
2,900
Akatsuki, Inc.
55,367
0.0
1,900
Akita Bank Ltd.
28,331
0.0
2,300
Almado, Inc.
17,543
0.0
1,200
Alpha Systems, Inc.
27,152
0.0
3,600
(1)
AlphaPolis Co. Ltd.
23,936
0.0
5,100
Amano Corp.
133,404
0.1
1,800
Amiyaki Tei Co. Ltd.
18,490
0.0
6,300
Anest Iwata Corp.
54,884
0.0
6,000
Anicom Holdings, Inc.
25,095
0.0
9,800
Anritsu Corp.
90,067
0.0
3,900
AOKI Holdings, Inc.
33,002
0.0
8,000
Arealink Co. Ltd.
119,900
0.1
1,000
Argo Graphics, Inc.
31,694
0.0
2,000
Artience Co. Ltd.
39,788
0.0
5,900
Artner Co. Ltd.
70,039
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
9,800  Asahi Diamond Industrial
Co. Ltd.
$ 54,258
0.0
2,600
ASAHI YUKIZAI Corp.
72,554
0.0
1,400  ASKA Pharmaceutical
Holdings Co. Ltd.
17,728
0.0
26,800
ASKUL Corp.
293,793
0.1
12,500
Atrae, Inc.
59,784
0.0
2,200
Aucnet, Inc.
37,216
0.0
1,500
Aval Data Corp.
25,219
0.0
16,600
Avant Group Corp.
206,576
0.1
6,700
Avex, Inc.
62,247
0.0
4,200
Awa Bank Ltd.
76,418
0.0
6,400
Axial Retailing, Inc.
36,730
0.0
6,000  Bando Chemical Industries
Ltd.
73,282
0.0
1,500
Bank of Iwate Ltd.
29,654
0.0
1,700
Bank of Saga Ltd.
25,572
0.0
700
Belc Co. Ltd.
28,343
0.0
25,400
BrainPad, Inc.
184,340
0.1
4,100
Bunka Shutter Co. Ltd.
49,311
0.0
5,200  Business Brain Showa-
Ota, Inc.
72,457
0.0
3,600  Business Engineering
Corp.
83,013
0.0
1,600
Careerlink Co. Ltd.
25,584
0.0
12,500
Casio Computer Co. Ltd.
103,924
0.1
2,700
Cawachi Ltd.
46,251
0.0
2,000  Central Automotive
Products Ltd.
59,228
0.0
3,300
Central Glass Co. Ltd.
69,815
0.0
1,500  Central Security Patrols
Co. Ltd.
27,916
0.0
1,300
(1)
Chiyoda Integre Co. Ltd.
24,388
0.0
2,200  Chuetsu Pulp & Paper
Co. Ltd.
21,163
0.0
4,100  Chugoku Marine Paints
Ltd.
62,235
0.0
70,000
Citizen Watch Co. Ltd.
424,139
0.2
2,100
CMC Corp.
23,909
0.0
14,600
Comture Corp.
204,509
0.1
5,500
Copro-Holdings Co. Ltd.
58,598
0.0
1,800
Core Corp.
21,748
0.0
5,300
Cosmos Initia Co. Ltd.
30,396
0.0
3,700  Create SD Holdings Co.
Ltd.
67,453
0.0
41,900
Credit Saison Co. Ltd.
987,673
0.4
6,600
Creek & River Co. Ltd.
70,719
0.0
7,700
CTS Co. Ltd.
41,549
0.0
6,400
Curves Holdings Co. Ltd.
30,328
0.0
6,300
Cybozu, Inc.
111,194
0.1
72,900
Daicel Corp.
645,068
0.2
50,400
Daido Steel Co. Ltd.
401,401
0.2
2,700  Daihatsu Diesel
Manufacturing Co. Ltd.
40,028
0.0
7,600
Dai-Ichi Cutter Kogyo KK
65,369
0.0
1,400  Dainichiseika Color &
Chemicals Manufacturing
Co. Ltd.
25,910
0.0
2,700  Daito Pharmaceutical Co.
Ltd.
36,061
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
5,715
Daitron Co. Ltd.
$ 98,663
0.1
2,400
Daiwa Industries Ltd.
24,742
0.0
3,100  Densan System Holdings
Co. Ltd.
45,197
0.0
29,400
Dexerials Corp.
383,123
0.1
4,900
Digital Arts, Inc.
186,938
0.1
6,600  Digital Hearts Holdings
Co. Ltd.
37,013
0.0
4,400  Digital Information
Technologies Corp.
58,339
0.0
6,700
dip Corp.
99,952
0.1
1,900
DMS, Inc.
22,541
0.0
9,900
Doshisha Co. Ltd.
135,643
0.1
6,300
Double Standard, Inc.
69,498
0.0
22,382
DTS Corp.
610,457
0.2
37,600
Ebara Corp.
619,353
0.2
6,600
Ebase Co. Ltd.
26,616
0.0
1,500
Eco's Co. Ltd./Japan
19,664
0.0
3,600
Ehime Bank Ltd.
26,653
0.0
27,000
Eiken Chemical Co. Ltd.
370,946
0.1
6,800
EM Systems Co. Ltd.
34,954
0.0
19,400
en Japan, Inc.
251,187
0.1
26,000
(3)
Enigmo, Inc.
54,096
0.0
4,700
Entrust, Inc.
23,880
0.0
4,100
ERI Holdings Co. Ltd.
60,640
0.0
4,400
eSOL Co. Ltd.
18,667
0.0
3,600
Fast Fitness Japan, Inc.
29,854
0.0
8,000
(3)
Fibergate, Inc./Japan
47,884
0.0
5,000
Forum Engineering, Inc.
33,832
0.0
2,400
FTGroup Co. Ltd.
18,836
0.0
1,700
Fudo Tetra Corp.
23,976
0.0
1,900
Fuji Corp./Aichi
28,692
0.0
3,700
Fuji Corp./Miyagi
46,671
0.0
2,100
Fuji Media Holdings, Inc.
29,620
0.0
2,300
Fuji Seal International, Inc.
35,374
0.0
7,900
Fujikura Kasei Co. Ltd.
25,221
0.0
14,700
Fujikura Ltd.
591,650
0.2
2,000
Fujimori Kogyo Co. Ltd.
51,283
0.0
2,200
Fukuda Denshi Co. Ltd.
95,239
0.0
3,000
Fukushima Galilei Co. Ltd.
51,142
0.0
7,900  FULLCAST Holdings Co.
Ltd.
76,579
0.0
9,200
Furuno Electric Co. Ltd.
156,682
0.1
15,500
Furyu Corp.
106,521
0.1
5,200  Fuso Pharmaceutical
Industries Ltd.
81,454
0.0
7,300
Futaba Corp.
22,825
0.0
8,500
Futaba Industrial Co. Ltd.
41,602
0.0
16,700
Future Corp.
195,350
0.1
5,600  Fuyo General Lease Co.
Ltd.
417,371
0.2
13,200
Gakken Holdings Co. Ltd.
88,591
0.0
3,500
(3)
Gamecard-Joyco
Holdings, Inc.
55,915
0.0
3,200
Gecoss Corp.
21,001
0.0
3,000
GLOBERIDE, Inc.
37,018
0.0
14,000
Glory Ltd.
237,980
0.1
2,309  GLTECHNO HOLDINGS,
Inc.
41,944
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,500  GMO GlobalSign Holdings
KK
$ 23,889
0.0
6,500
GMO internet group, Inc.
115,373
0.1
19,700
GS Yuasa Corp.
316,721
0.1
13,900
(1)
GungHo Online
Entertainment, Inc.
291,494
0.1
2,600
Hanwa Co. Ltd.
80,318
0.0
12,600
Heiwa Corp.
189,365
0.1
16,700
(3)
Hennge KK
125,805
0.1
1,400
Hioki EE Corp.
69,714
0.0
2,300  Hirano Tecseed Co. Ltd./
Kinzoku
26,617
0.0
39,500
(1)
HIS Co. Ltd.
388,938
0.2
10,100  Hisamitsu Pharmaceutical
Co., Inc.
289,574
0.1
56,200
Hitachi Zosen Corp.
386,793
0.1
4,000  Hito Communications
Holdings, Inc.
23,592
0.0
1,600
Hochiki Corp.
25,438
0.0
2,200  Hodogaya Chemical Co.
Ltd.
51,726
0.0
24,500
Hokkaido Gas Co. Ltd.
86,298
0.0
2,400
Hokkan Holdings Ltd.
25,530
0.0
5,100  Hokuhoku Financial
Group, Inc.
69,368
0.0
9,000
Horiba Ltd.
564,061
0.2
5,900
Hyakugo Bank Ltd.
25,864
0.0
1,900
Hyakujushi Bank Ltd.
44,364
0.0
6,500
(3)
I K K Holdings, Inc.
32,190
0.0
6,200
IBJ, Inc.
26,146
0.0
19,100
Ichikoh Industries Ltd.
49,698
0.0
3,100
ID Holdings Corp.
35,122
0.0
1,700
IDEA Consultants, Inc.
26,634
0.0
1,700
I'll, Inc.
28,172
0.0
6,000
IMAGICA GROUP, Inc.
21,185
0.0
5,300
I-Net Corp./Kanagawa
56,222
0.0
59,700  INFRONEER Holdings,
Inc.
450,045
0.2
3,500
Intelligent Wave, Inc.
24,018
0.0
1,276  Invincible Investment
Corp.
556,404
0.2
2,100
ISB Corp.
18,046
0.0
4,300
ITmedia, Inc.
46,063
0.0
900
Itochu-Shokuhin Co. Ltd.
42,798
0.0
9,400
Itoki Corp.
97,715
0.1
4,300
IwaiCosmo Holdings, Inc.
68,746
0.0
4,200
Iwaki Co. Ltd.
66,139
0.0
44,400
J Trust Co. Ltd.
147,587
0.1
8,400
JAC Recruitment Co. Ltd.
36,933
0.0
11,700
JAFCO Group Co. Ltd.
171,004
0.1
2,000  Japan Aviation Electronics
Industry Ltd.
36,206
0.0
16,000
Japan Lifeline Co. Ltd.
146,658
0.1
16,500  Japan Medical Dynamic
Marketing, Inc.
65,956
0.0
8,000  Japan Pulp & Paper Co.
Ltd.
33,411
0.0
18,000  Japan System Techniques
Co. Ltd.
213,839
0.1
3,400
JBCC Holdings, Inc.
105,201
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
7,100  JCR Pharmaceuticals Co.
Ltd.
$ 25,152
0.0
2,400
JCU Corp.
55,726
0.0
16,500
Jeol Ltd.
608,117
0.2
1,400
JFE Systems, Inc.
31,478
0.0
20,300
JGC Holdings Corp.
170,440
0.1
1,200
JINS Holdings, Inc.
54,732
0.0
6,600
JK Holdings Co. Ltd.
42,583
0.0
5,500
J-Stream, Inc.
13,585
0.0
1,200  Juroku Financial Group,
Inc.
36,032
0.0
3,700
Justsystems Corp.
79,993
0.0
400
JUTEC Holdings Corp.
2,722
0.0
16,800
JVCKenwood Corp.
194,676
0.1
3,100
Kakaku.com, Inc.
48,548
0.0
243
Kamei Corp.
2,789
0.0
3,600
Kanamoto Co. Ltd.
72,445
0.0
13,300
Kaneka Corp.
322,853
0.1
7,300
(1)
Kaonavi, Inc.
95,148
0.0
4,300
Kato Sangyo Co. Ltd.
121,437
0.1
5,700
Kato Works Co. Ltd.
48,646
0.0
4,800  KAWADA
TECHNOLOGIES, Inc.
83,557
0.0
19,900
Keiyo Bank Ltd.
104,401
0.1
3,400
Keiyo Gas Co. Ltd.
20,010
0.0
258  Kenedix Office Investment
Corp.
257,610
0.1
3,000  Kenko Mayonnaise Co.
Ltd.
34,792
0.0
1,200
KFC Ltd.
9,682
0.0
2,260
Kimura Unity Co. Ltd.
22,770
0.0
20,100
Kinden Corp.
411,167
0.2
2,200
Kitagawa Corp.
16,964
0.0
5,300
Kita-Nippon Bank Ltd.
106,640
0.1
11,100
Kitz Corp.
83,715
0.0
2,000
(1)
KNT-CT Holdings Co. Ltd.
15,417
0.0
6,600  Koa Shoji Holdings Co.
Ltd.
26,389
0.0
800  Koike Sanso Kogyo Co.
Ltd.
31,343
0.0
2,800  Komatsu Wall Industry
Co. Ltd.
27,077
0.0
4,500
Komori Corp.
35,342
0.0
79,800
Konica Minolta, Inc.
323,027
0.1
2,300
Konishi Co. Ltd.
18,925
0.0
3,900
Konoike Transport Co. Ltd.
79,370
0.0
4,100  Koshidaka Holdings Co.
Ltd.
28,129
0.0
6,500  KPP Group Holdings Co.
Ltd.
27,906
0.0
16,400
K's Holdings Corp.
150,694
0.1
3,400
(3)
Kura Sushi, Inc.
60,257
0.0
1,100
Kurimoto Ltd.
31,724
0.0
3,100
Kuriyama Holdings Corp.
25,010
0.0
1,100
Kyodo Printing Co. Ltd.
30,187
0.0
2,200  Kyowa Electronic
Instruments Co. Ltd.
5,681
0.0
5,100  Kyushu Leasing Service
Co. Ltd.
33,214
0.0
21,600
Kyushu Railway Co.
525,247
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
74,600
LIFULL Co. Ltd.
$ 95,656
0.0
500
Linical Co. Ltd.
1,108
0.0
7,800
Link And Motivation, Inc.
27,201
0.0
1,400
Look Holdings, Inc.
20,217
0.0
9,500  M&A Capital Partners Co.
Ltd.
187,793
0.1
5,900
Maezawa Industries, Inc.
45,504
0.0
2,900  Makino Milling Machine
Co. Ltd.
216,643
0.1
1,500
Makiya Co. Ltd.
9,828
0.0
13,100  Management Solutions
Co. Ltd.
144,755
0.1
1,300  Maruzen Showa Unyu Co.
Ltd.
49,872
0.0
2,600
Marvelous, Inc.
9,649
0.0
12,800  Matching Service Japan
Co. Ltd.
89,969
0.0
2,100
Matsuoka Corp.
26,419
0.0
1,400
Max Co. Ltd.
35,747
0.0
8,000
Maxell Ltd.
103,079
0.1
209,400  Mebuki Financial Group,
Inc.
925,865
0.3
4,500
Media Do Co. Ltd.
45,112
0.0
4,800
Megachips Corp.
180,221
0.1
3,500  Megmilk Snow Brand Co.
Ltd.
59,972
0.0
8,300
Meidensha Corp.
212,151
0.1
2,000  Meiji Electric Industries
Co. Ltd.
18,753
0.0
17,800  MEITEC Group Holdings,
Inc.
345,629
0.1
3,400
Melco Holdings, Inc.
47,218
0.0
3,400
Members Co. Ltd.
21,685
0.0
3,400
Milbon Co. Ltd.
69,886
0.0
4,000  Mimaki Engineering Co.
Ltd.
37,925
0.0
9,600
Mitani Sangyo Co. Ltd.
20,140
0.0
15,800
Mito Securities Co. Ltd.
59,147
0.0
5,200
Mitsuba Corp.
29,488
0.0
32,400  Mitsubishi Gas Chemical
Co., Inc.
566,222
0.2
1,200  Mitsubishi Kakoki Kaisha
Ltd.
27,661
0.0
3,100  Mitsubishi Shokuhin Co.
Ltd.
99,372
0.1
16,000  Mitsui Mining & Smelting
Co. Ltd.
471,726
0.2
17,100
Miura Co. Ltd.
412,067
0.2
1,800
Mizuno Corp.
100,521
0.1
22,800  Morinaga Milk Industry
Co. Ltd.
426,529
0.2
1,400
Moriroku Holdings Co. Ltd.
18,165
0.0
4,900
Morita Holdings Corp.
70,293
0.0
700
Mory Industries, Inc.
20,756
0.0
7,300
m-up Holdings, Inc.
75,170
0.0
2,000
Murakami Corp.
68,998
0.0
1,400
Musashino Bank Ltd.
29,273
0.0
1,900
Mutoh Holdings Co. Ltd.
34,697
0.0
2,000
Nachi-Fujikoshi Corp.
42,681
0.0
1,900
Naigai Trans Line Ltd.
32,133
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
7,800
Nakanishi, Inc.
$ 128,662
0.1
10,287
Nakano Corp./Tokyo
48,154
0.0
4,600
Nanto Bank Ltd.
104,432
0.1
2,400
Nanyo Corp.
17,722
0.0
2,900
NEOJAPAN, Inc.
31,259
0.0
16,200
(3)
NET One Systems Co.
Ltd.
467,084
0.2
56,100
NHK Spring Co. Ltd.
715,023
0.3
3,000
Nicca Chemical Co. Ltd.
21,896
0.0
5,200
Nichiban Co. Ltd.
68,977
0.0
4,400
(3)
Nihon Chouzai Co. Ltd.
37,893
0.0
3,200
Nihon Denkei Co. Ltd.
38,533
0.0
1,600
Nihon Falcom Corp.
12,926
0.0
16,300
Nihon Kohden Corp.
232,672
0.1
2,700
Nihon Trim Co. Ltd.
64,281
0.0
78  Nippon Accommodations
Fund, Inc.
293,338
0.1
5,200
Nippon Ceramic Co. Ltd.
81,449
0.0
1,700
Nippon Concept Corp.
20,044
0.0
1,400  Nippon Dry-Chemical Co.
Ltd.
36,386
0.0
15,500  Nippon Electric Glass Co.
Ltd.
332,957
0.1
6,800
Nippon Kayaku Co. Ltd.
55,652
0.0
13,000
Nippon Thompson Co. Ltd.
42,802
0.0
54,818  Nissan Tokyo Sales
Holdings Co. Ltd.
177,201
0.1
1,800  Nissei ASB Machine Co.
Ltd.
62,718
0.0
8,531  Nisshin Group Holdings
Co. Ltd.
28,855
0.0
8,000
Nisshinbo Holdings, Inc.
45,769
0.0
13,900
Nisso Holdings Co. Ltd.
69,132
0.0
108,900
Nissui Corp.
600,063
0.2
10,800
Nitto Boseki Co. Ltd.
396,971
0.2
5,300
Nitto Kogyo Corp.
99,172
0.1
13,000
Nitto Seiko Co. Ltd.
48,609
0.0
3,400
(3)
NJS Co. Ltd.
86,074
0.0
11,000
Nomura Co. Ltd.
64,783
0.0
7,200
Noritz Corp.
78,810
0.0
2,900
NSD Co. Ltd.
61,230
0.0
2,100
NSW, Inc./Japan
39,245
0.0
1,200
Ochi Holdings Co. Ltd.
10,219
0.0
3,600
Ogaki Kyoritsu Bank Ltd.
49,718
0.0
1,600
OIE Sangyo Co. Ltd.
19,778
0.0
4,600
Oiles Corp.
72,311
0.0
1,300
Oita Bank Ltd.
26,366
0.0
14,300
Okabe Co. Ltd.
67,766
0.0
1,000
Okamoto Industries, Inc.
34,196
0.0
1,700  Okinawa Financial Group,
Inc.
28,995
0.0
1,300
(1)
One Career, Inc.
36,506
0.0
8,300
Onward Holdings Co. Ltd.
33,240
0.0
7,100
Open Up Group, Inc.
86,253
0.0
4,700
(1)
Optim Corp.
23,281
0.0
12,000
Optorun Co. Ltd.
139,767
0.1
500
Origin Co. Ltd.
3,546
0.0
7,800
Oro Co. Ltd.
124,111
0.1
5,800
Osaki Electric Co. Ltd.
28,074
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
6,800  PAL GROUP Holdings
Co. Ltd.
$ 150,021
0.1
3,000
PALTAC Corp.
83,831
0.0
43,700
Park24 Co. Ltd.
576,996
0.2
16,000
Parker Corp.
85,381
0.0
2,200
PCA Corp.
27,743
0.0
5,700
Pegasus Co. Ltd.
18,067
0.0
3,000
Pickles Holdings Co. Ltd.
20,681
0.0
11,400
Pilot Corp.
323,324
0.1
13,600  Plus Alpha Consulting Co.
Ltd.
156,921
0.1
10,900
Pole To Win Holdings, Inc.
29,306
0.0
2,100
(1)
PR Times Corp.
29,276
0.0
15,000
Prestige International, Inc.
67,684
0.0
2,500
Procrea Holdings, Inc.
28,138
0.0
100
Pronexus, Inc.
859
0.0
7,300
QB Net Holdings Co. Ltd.
47,893
0.0
3,600
Rasa Industries Ltd.
57,389
0.0
91,600
Rengo Co. Ltd.
517,744
0.2
29,100
Resorttrust, Inc.
609,985
0.2
2,400  Rheon Automatic
Machinery Co. Ltd.
22,709
0.0
11,500
Riken Technos Corp.
75,639
0.0
6,100
Riken Vitamin Co. Ltd.
92,786
0.0
8,200
Riso Kagaku Corp.
74,188
0.0
107,700
Round One Corp.
908,959
0.3
4,500
Sac's Bar Holdings, Inc.
26,810
0.0
1,000  Saison Information
Systems Co. Ltd.
11,655
0.0
10,400
Sakata INX Corp.
114,274
0.1
2,800
San Holdings, Inc.
18,849
0.0
2,000  San ju San Financial
Group, Inc.
31,031
0.0
5,900
Sangetsu Corp.
109,657
0.1
61,200
Sankyo Co. Ltd.
820,625
0.3
3,038
Sankyo Frontier Co. Ltd.
40,482
0.0
1,600
(1)
Sansan, Inc.
24,976
0.0
2,400
Sansei Technologies, Inc.
20,615
0.0
18,100  Sansha Electric
Manufacturing Co. Ltd.
99,628
0.1
63,500  Santen Pharmaceutical
Co. Ltd.
638,989
0.2
45,000
Sanwa Holdings Corp.
1,408,410
0.5
700
Sanyo Denki Co. Ltd.
42,323
0.0
1,800
Sanyo Shokai Ltd.
35,351
0.0
2,800
Sanyo Trading Co. Ltd.
27,068
0.0
38,700  Sawai Group Holdings
Co. Ltd.
499,854
0.2
1,900
Saxa Holdings, Inc.
35,077
0.0
9,900
Scroll Corp.
68,716
0.0
1,500
Seika Corp.
43,562
0.0
6,600
Sekisui Kasei Co. Ltd.
14,976
0.0
2,100
SEMITEC Corp.
24,627
0.0
44,700  Senko Group Holdings
Co. Ltd.
448,161
0.2
16,300
SERAKU Co. Ltd.
180,647
0.1
7,300
Seria Co. Ltd.
125,310
0.1
2,100
(1)
Serverworks Co. Ltd.
34,541
0.0
1,900
Shibaura Machine Co. Ltd.
43,752
0.0
1,100
Shibuya Corp.
25,858
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
3,100
Shikoku Bank Ltd.
$ 24,317
0.0
3,500
Shimizu Bank Ltd.
33,848
0.0
2,800
Shimojima Co. Ltd.
23,785
0.0
2,100
(3)
Shin Maint Holdings Co.
Ltd.
21,649
0.0
6,100
Shinmaywa Industries Ltd.
53,121
0.0
4,300
Shinnihonseiyaku Co. Ltd.
54,151
0.0
5,300  Ship Healthcare Holdings,
Inc.
72,335
0.0
2,100
Showa Sangyo Co. Ltd.
37,423
0.0
31,600
SIGMAXYZ Holdings, Inc.
190,687
0.1
3,700  Sinfonia Technology Co.
Ltd.
165,753
0.1
1,700
SK-Electronics Co. Ltd.
21,415
0.0
14,000
SMS Co. Ltd.
149,915
0.1
16,400
Socionext, Inc.
254,155
0.1
7,700
Softcreate Holdings Corp.
114,176
0.1
5,569  Soken Chemical &
Engineering Co. Ltd.
124,629
0.1
8,100
Solasto Corp.
24,711
0.0
4,600
Soliton Systems KK
34,093
0.0
4,400
SPK Corp.
59,639
0.0
20,100
S-Pool, Inc.
36,494
0.0
2,400
Sprix, Inc.
14,608
0.0
3,300
Star Micronics Co. Ltd.
41,478
0.0
3,200
Startia Holdings, Inc.
45,890
0.0
2,600
St-Care Holding Corp.
12,491
0.0
2,700
Strike Co. Ltd.
54,977
0.0
17,800  Sumitomo Bakelite Co.
Ltd.
428,640
0.2
13,000  Sumitomo Forestry Co.
Ltd.
444,414
0.2
49,000
(1)
Sumitomo Pharma Co.
Ltd.
191,901
0.1
4,800
Sumitomo Riko Co. Ltd.
55,868
0.0
1,800  Sumitomo Seika
Chemicals Co. Ltd.
53,777
0.0
5,300  Sun Frontier Fudousan
Co. Ltd.
68,514
0.0
7,100
(1)
Sun*, Inc.
31,684
0.0
3,200
Sun-Wa Technos Corp.
46,787
0.0
3,400  Suzuken Co. Ltd./Aichi
Japan
106,125
0.1
10,400
SWCC Corp.
507,114
0.2
2,200
System Research Co. Ltd.
23,009
0.0
4,200
System Support, Inc.
53,620
0.0
1,100
T. RAD Co. Ltd.
25,507
0.0
2,690
Tachikawa Corp.
24,569
0.0
1,000
Taihei Dengyo Kaisha Ltd.
31,014
0.0
1,600
Taisei Lamick Co. Ltd.
26,061
0.0
8,500
Takaoka Toko Co. Ltd.
115,017
0.1
7,200
Takara & Co. Ltd.
144,497
0.1
4,900
Takara Holdings, Inc.
43,099
0.0
1,500  Takasago International
Corp.
52,027
0.0
62,400
Takashimaya Co. Ltd.
529,769
0.2
13,600  Takeuchi Manufacturing
Co. Ltd.
476,052
0.2
2,400  Tanabe Consulting Group
Co. Ltd.
18,830
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
9,100
TechMatrix Corp.
$ 147,619
0.1
800
Techno Medica Co. Ltd.
9,082
0.0
29,200
TechnoPro Holdings, Inc.
582,849
0.2
4,300
Tecnos Japan, Inc.
23,009
0.0
2,900  Teikoku Electric
Manufacturing Co. Ltd.
52,220
0.0
2,200
Temairazu, Inc.
43,893
0.0
4,500
TKC Corp.
110,466
0.1
80,400
TOA ROAD Corp.
676,603
0.2
3,700
Tocalo Co. Ltd.
42,880
0.0
41,500
Tochigi Bank Ltd.
77,733
0.0
2,700  Togami Electric
Manufacturing Co. Ltd.
54,202
0.0
22,400
Toho Bank Ltd.
44,679
0.0
53,300  Tohoku Electric Power
Co., Inc.
389,549
0.2
43,400  Tokai Tokyo Financial
Holdings, Inc.
141,658
0.1
1,300  Tokyo Kiraboshi Financial
Group, Inc.
40,202
0.0
11,100
Tokyo Seimitsu Co. Ltd.
525,533
0.2
34,900
Tokyo Tatemono Co. Ltd.
538,197
0.2
70,600  Tokyu Fudosan Holdings
Corp.
453,300
0.2
11,100
Toli Corp.
33,198
0.0
32,700
TOMONY Holdings, Inc.
94,937
0.0
11,200
Tomy Co. Ltd.
345,141
0.1
1,800
Tonami Holdings Co. Ltd.
75,803
0.0
2,500
Topy Industries Ltd.
33,414
0.0
5,700
Toshiba TEC Corp.
125,003
0.1
6,600
Tosho Co. Ltd.
29,417
0.0
13,600
Towa Bank Ltd.
58,698
0.0
13,500  Towa Pharmaceutical Co.
Ltd.
261,359
0.1
3,700
Toyo Denki Seizo KK
30,611
0.0
12,300
Toyo Engineering Corp.
57,053
0.0
1,200
Toyo Kanetsu KK
30,302
0.0
11,500
Toyo Suisan Kaisha Ltd.
743,085
0.3
35,300
Toyo Tire Corp.
580,239
0.2
31,100
Toyoda Gosei Co. Ltd.
555,825
0.2
4,300
Toyota Boshoku Corp.
57,075
0.0
2,500
TPR Co. Ltd.
38,512
0.0
19,700
Traders Holdings Co. Ltd.
124,896
0.1
9,000
Transcosmos, Inc.
186,105
0.1
6,900
Trusco Nakayama Corp.
91,919
0.0
23,400
Tsubakimoto Chain Co.
287,514
0.1
2,400  Tsubakimoto Kogyo Co.
Ltd.
30,640
0.0
7,100
Tsugami Corp.
75,924
0.0
7,300  Tsukada Global Holdings,
Inc.
21,558
0.0
18,200
Tsumura & Co.
535,842
0.2
7,800
TYK Corp./Tokyo
20,675
0.0
11,800
Ubicom Holdings, Inc.
102,045
0.1
1,100
Uchida Yoko Co. Ltd.
48,193
0.0
1,900
ULS Group, Inc.
60,718
0.0
8,500
Ulvac, Inc.
334,290
0.1
5,500
Unipres Corp.
38,830
0.0
1,500
UNIRITA, Inc.
19,322
0.0
12,300
United Arrows Ltd.
208,612
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
11,200
UNITED, Inc./Japan
$ 57,924
0.0
3,300
V Technology Co. Ltd.
49,364
0.0
3,200
Valor Holdings Co. Ltd.
44,978
0.0
10,500
ValueCommerce Co. Ltd.
81,523
0.0
8,000
Vector, Inc.
53,605
0.0
2,200
Vertex Corp./Japan
27,800
0.0
7,500
Vision, Inc./Tokyo Japan
56,288
0.0
900
(1)
Visional, Inc.
44,646
0.0
2,724
Vital KSK Holdings, Inc.
20,763
0.0
600
WDB coco Co. Ltd.
13,240
0.0
4,900  Wealth Management, Inc./
Tokyo
32,847
0.0
1,600
Weathernews, Inc.
36,332
0.0
5,500
Will Group, Inc.
35,695
0.0
4,600
WingArc1st, Inc.
101,554
0.1
3,000
World Holdings Co. Ltd.
39,179
0.0
3,400
Wowow, Inc.
21,952
0.0
3,500
Xebio Holdings Co. Ltd.
28,346
0.0
4,100  YAKUODO Holdings Co.
Ltd.
50,758
0.0
8,000
YAMABIKO Corp.
140,824
0.1
2,300  YAMADA Consulting
Group Co. Ltd.
28,399
0.0
3,500
Yamagata Bank Ltd.
23,484
0.0
72,200  Yamaguchi Financial
Group, Inc.
804,615
0.3
1,900
Yellow Hat Ltd.
33,513
0.0
17,800
Yokowo Co. Ltd.
187,221
0.1
900
Yorozu Corp.
5,955
0.0
3,000
Yossix Holdings Co. Ltd.
58,246
0.0
3,400  Yushin Precision
Equipment Co. Ltd.
15,055
0.0
4,700
Yutaka Giken Co. Ltd.
60,627
0.0
7,100
Zenrin Co. Ltd.
40,337
0.0
16,700
ZIGExN Co. Ltd.
49,755
0.0
61,818,657
21.1
Jordan : 0.3%
29,345  Hikma Pharmaceuticals
PLC
833,938
0.3
Liechtenstein : 0.0%
1,145  Liechtensteinische
Landesbank AG
92,060
0.0
Malaysia : 0.1%
249,300  CCK Consolidated
Holdings BHD
77,740
0.1
22,300
CSC Steel Holdings Bhd
5,591
0.0
825,500
Datasonic Group Bhd
72,852
0.0
405,700
Malayan Flour Mills Bhd
48,086
0.0
3,414  MKH Oil Palm East
Kalimantan Bhd
482
0.0
98,300
Spritzer BHD
68,189
0.0
37,200
Uchi Technologies Bhd
32,286
0.0
100,400
(1)
Wasco Bhd
23,373
0.0
328,599
0.1
Netherlands : 2.2%
26,301
(1)(2)(3)
Alfen N.V.
386,197
0.1
17,563
Arcadis NV
1,002,680
0.4
14,392
ASR Nederland NV
709,194
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
5,321  BE Semiconductor
Industries NV
$ 678,593
0.2
8,318
(2)
Euronext NV
966,110
0.3
1,503
Flow Traders Ltd.
37,766
0.0
38,694
Fugro NV
617,628
0.2
258,307
Koninklijke BAM Groep NV
1,133,992
0.4
11,930
NN Group NV
547,541
0.2
6,500
(2)
Signify NV
140,313
0.1
2,219
Van Lanschot Kempen NV
109,177
0.0
6,329,191
2.2
New Zealand : 0.3%
190,910
(1)
a2 Milk Co. Ltd.
693,947
0.3
100,098
Air New Zealand Ltd.
35,576
0.0
51,430  SKY Network Television
Ltd.
81,240
0.0
810,763
0.3
Norway : 0.4%
13,511
2020 Bulkers Ltd.
150,047
0.1
29,187  ABG Sundal Collier
Holding ASA
17,973
0.0
170
Bouvet ASA
1,215
0.0
127,812
DNO ASA
147,406
0.1
11,158
Elopak ASA
40,664
0.0
14,524
Hoegh Autoliners ASA
131,762
0.0
35,185
MPC Container Ships ASA
57,198
0.0
1,223
Protector Forsikring ASA
35,689
0.0
65,478
(1)
SATS ASA
159,086
0.1
14,989
Sea1 offshore, Inc.
30,102
0.0
1,938
SpareBank 1 Nord Norge
22,365
0.0
2,721
Sparebank 1 Oestlandet
40,156
0.0
3,785
Sparebanken More
32,735
0.0
34,760
Wallenius Wilhelmsen ASA
280,845
0.1
2,084  Wilh Wilhelmsen Holding
ASA - Class A
75,857
0.0
1,223,100
0.4
Papua New Guinea : 0.0%
52,912
Kina Securities Ltd.
36,964
0.0
Peru : 0.0%
41,854
Ferreycorp SAA
33,500
0.0
Philippines : 0.0%
17,390
Ginebra San Miguel, Inc.
81,151
0.0
10,400
(1)
TELUS International CDA,
Inc.
40,073
0.0
121,224
0.0
Poland : 0.6%
14,461
Arctic Paper SA
59,601
0.0
19,769
Asseco Poland SA
573,715
0.2
1,875  Asseco South Eastern
Europe SA
22,132
0.0
1,206
BNPP Bank Polska SA
26,217
0.0
116,962
Enea SA
402,390
0.1
11,329
(3)
LiveChat Software SA
161,586
0.1
3,848
Rainbow Tours SA
117,717
0.1
102
(1)
Stalprodukt SA
5,606
0.0
3,626
(1)
TEN Square Games SA
69,630
0.0
8,629
Wittchen SA
44,350
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Poland (continued)
8,402
(2)
XTB SA
$ 135,208
0.1
1,618,152
0.6
Portugal : 0.1%
503,967  Banco Comercial
Portugues SA - Class R
263,067
0.1
56,765
Sonae SGPS SA
53,058
0.0
316,125
0.1
Singapore : 0.9%
83,400
Aztech Global Ltd.
42,913
0.0
29,800
CSE Global Ltd.
9,868
0.0
511,805
IGG, Inc.
266,470
0.1
347,300
Keppel DC REIT
560,153
0.2
1,710,000  Keppel Pacific Oak US
REIT
406,966
0.1
114,100  Pacific Century Regional
Developments Ltd.
28,546
0.0
52,600  Samudera Shipping Line
Ltd.
31,932
0.0
14,000
Sarine Technologies Ltd.
2,369
0.0
137,500
SATS Ltd.
342,216
0.1
189,300
Sembcorp Industries Ltd.
774,327
0.3
22,700
Sing Holdings Ltd.
5,679
0.0
19,950  Sing Investments &
Finance Ltd.
15,707
0.0
31,892
Tai Sin Electric Ltd.
9,268
0.0
18,800
Venture Corp. Ltd.
174,472
0.1
2,670,886
0.9
South Africa : 0.3%
7,602
Astral Foods Ltd.
72,279
0.0
102,043
Investec PLC - ZAR
651,775
0.2
1,246
Karooooo Ltd.
57,515
0.0
116,696  Life Healthcare Group
Holdings Ltd.
98,379
0.1
49,231  Stor-Age Property REIT
Ltd.
38,473
0.0
918,421
0.3
South Korea : 3.8%
10,841
(1)
AfreecaTV Co. Ltd.
595,247
0.2
1,307
AK Holdings, Inc.
8,964
0.0
2
ASIA Holdings Co. Ltd.
345
0.0
4,710  Asia Paper Manufacturing
Co. Ltd.
24,512
0.0
10,795
Baiksan Co. Ltd.
105,188
0.1
19,669
(1)
Classys, Inc.
728,561
0.3
3,629
(1)
CLIO Cosmetics Co. Ltd.
47,133
0.0
10,119
(1)
Com2uSCorp
328,551
0.1
4,033
(1)
CUBE ENTERTAINMENT,
Inc.
37,991
0.0
2,725
Cuckoo Holdings Co. Ltd.
42,518
0.0
1,482
(1)
D&C Media Co. Ltd.
18,191
0.0
20,803
(1)
Dae Hyun Co. Ltd.
33,073
0.0
6,682
(1)
Daesang Corp.
85,852
0.0
5,317
(1)
Daewon San Up Co. Ltd.
21,637
0.0
2,978  Daihan Pharmaceutical
Co. Ltd.
52,610
0.0
2,024
Daou Technology, Inc.
24,747
0.0
12,297
(1)
Devsisters Co. Ltd.
246,313
0.1
11,558
DGB Financial Group, Inc.
73,067
0.0
4,561
(1)
DMS Co. Ltd.
19,070
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
1,584
Dongwon F&B Co. Ltd.
$ 32,218
0.0
3,519
(1)
DoubleDown Interactive
Co. Ltd., ADR
34,310
0.0
6,437
(1)
DoubleUGames Co. Ltd.
216,437
0.1
935
E1 Corp.
42,762
0.0
2,477
(1)
Eugene Technology Co.
Ltd.
62,274
0.0
8,077
Eusu Holdings Co. Ltd.
29,462
0.0
3,407
Fila Holdings Corp.
91,730
0.0
1,300
Fursys, Inc.
36,951
0.0
3,062
(1)
Gabia, Inc.
33,804
0.0
9,983  Golfzon Newdin Holdings
Co. Ltd.
23,489
0.0
21,215
H.PIO Co. Ltd.
37,033
0.0
36,223  Hanwha General
Insurance Co. Ltd.
100,972
0.1
4,150
(1)
Hanyang Securities Co.
Ltd.
34,034
0.0
1,498  HD Hyundai Electric Co.
Ltd.
418,546
0.2
2,160
(1)
Hugel, Inc.
350,890
0.1
1,568
(1)
Hyosung Heavy Industries
Corp.
480,983
0.2
3,782
(1)
Hyundai Livart Furniture
Co. Ltd.
19,479
0.0
4,254  Hyundai Motor Securities
Co. Ltd.
19,278
0.0
11,858
(1)
Hyundai Rotem Co. Ltd.
480,149
0.2
2,040
IDIS Holdings Co. Ltd.
12,945
0.0
8,332
(1)
Iljin Holdings Co. Ltd.
22,109
0.0
1,942  Intelligent Digital
Integrated Security Co.
Ltd.
19,918
0.0
14,039
(1)
IsuPetasys Co. Ltd.
367,355
0.1
28,970  JB Financial Group Co.
Ltd.
392,748
0.2
24,824
(1)
Jin Air Co. Ltd.
170,598
0.1
16,512
(1)
JoyCity Corp.
17,380
0.0
4,796
KC Tech Co. Ltd./New
99,210
0.1
4,072
(1)
KEPCO Plant Service &
Engineering Co. Ltd.
129,659
0.1
8,307
(1)
Kolmar Korea Co. Ltd.
343,874
0.1
396
KPX Chemical Co. Ltd.
11,559
0.0
35,244
KTCS Corp.
69,085
0.0
2,727
LEENO Industrial, Inc.
398,117
0.2
73
LF Corp.
818
0.0
7,130
LOT Vacuum Co. Ltd.
43,399
0.0
8,846
(1)
LOTTE Fine Chemical
Co. Ltd.
241,080
0.1
3,276
LOTTE Himart Co. Ltd.
16,840
0.0
895
(1)
Lotte Wellfood Co. Ltd.
63,108
0.0
1,941
LX Hausys Ltd.
41,190
0.0
4,160
(1)
LX Semicon Co. Ltd.
161,146
0.1
2,831
Maeil Dairies Co. Ltd.
64,388
0.0
2,411
MegaStudy Co. Ltd.
17,705
0.0
1,618
(1)
MegaStudyEdu Co. Ltd.
43,333
0.0
8,615
Modetour Network, Inc.
56,793
0.0
3,086
(1)
NeoPharm Co. Ltd.
23,390
0.0
3,564
Neowiz
45,593
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
613
(1)
NEOWIZ HOLDINGS
Corp.
$ 7,057
0.0
17,634
(1)
NHN KCP Corp.
85,857
0.0
2,214
NICE Holdings Co. Ltd.
16,149
0.0
349  Nice Information &
Telecommunication, Inc.
4,150
0.0
13,277
(1)
NICE Information Service
Co. Ltd.
111,890
0.1
6,191  NOROO Paint & Coatings
Co. Ltd.
32,154
0.0
3,140
PHA Co. Ltd.
21,638
0.0
3,503
(1)
PharmaResearch Co. Ltd.
579,340
0.2
18,385
(1)
Poongsan Corp.
592,560
0.2
1,411
POSCO Steeleon Co. Ltd.
27,582
0.0
3,625
(1)
PSK, Inc.
47,058
0.0
3,023
Rayence Co. Ltd.
14,048
0.0
87,913
(4)
S&C Engine Group Ltd.
—
—
1,737
S-1 Corp.
71,191
0.0
8,006  Sam Young Electronics
Co. Ltd.
57,473
0.0
2,964  Sambo Corrugated Board
Co. Ltd.
16,462
0.0
3,060
Samchully Co. Ltd.
188,496
0.1
2,982
Sammok S-Form Co. Ltd.
40,870
0.0
23,656  Samsung Engineering Co.
Ltd.
291,796
0.1
1,134
Samyang Holdings Corp.
49,617
0.0
1,215
(1)
SeAH Besteel Holdings
Corp.
16,063
0.0
127
(1)
SeAH Holdings Corp.
8,330
0.0
19,401
Sebang Co. Ltd.
153,349
0.1
1,306
Seoul City Gas Co. Ltd.
44,082
0.0
8,661
Seoyon Co. Ltd.
40,435
0.0
5,556
(1)
Shinsegae International,
Inc.
38,933
0.0
1,735
(1)
SJ Group Co. Ltd.
5,306
0.0
731
SPC Samlip Co. Ltd.
23,513
0.0
1,330
(1)
Spigen Korea Co. Ltd.
19,312
0.0
23,993
STIC Investments, Inc.
137,820
0.1
1,953
(1)
Suprema, Inc.
32,941
0.0
126
(1)
Taekwang Industrial Co.
Ltd.
54,471
0.0
24,076  Tongyang Life Insurance
Co. Ltd.
76,571
0.0
3,472
Ubiquoss, Inc.
18,310
0.0
5,491
Uju Electronics Co. Ltd.
79,074
0.0
2,342
Unid Co. Ltd.
104,707
0.1
2,678
(1)
Vitzrocell Co. Ltd.
45,668
0.0
3,416
(1)
Wins Co. Ltd.
26,767
0.0
4,222
WiSoL Co. Ltd.
15,500
0.0
2,677
Wonik Materials Co. Ltd.
32,935
0.0
11,141,186
3.8
Spain : 1.5%
6,577  Atresmedia Corp. de
Medios de Comunicacion
SA
30,060
0.0
121,333
Bankinter SA
1,033,765
0.4
22,244  Cia de Distribucion Integral
Logista Holdings SA
672,101
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
33,649
Indra Sistemas SA
$ 644,922
0.2
346  Laboratorios
Farmaceuticos Rovi SA
23,366
0.0
268,825
Mapfre SA
746,886
0.3
10,604  Melia Hotels International
SA
78,971
0.0
75,368  Merlin Properties Socimi
SA
868,560
0.3
7,389
Naturhouse Health SAU
13,146
0.0
3,639
Pharma Mar SA
348,105
0.1
4,459,882
1.5
Sweden : 3.3%
6,150
AFRY AB
97,892
0.0
10,943
Alleima AB
90,729
0.0
17,284
Alligo AB - Class B
221,042
0.1
3,231
(2)
Ambea AB
27,087
0.0
7,852
Arise AB
26,745
0.0
10,765
Arjo AB - Class B
38,641
0.0
64,145
Avanza Bank Holding AB
1,923,544
0.7
5,556
Bahnhof AB - Class B
28,612
0.0
3,895
Beijer Alma AB
61,967
0.0
14,518
Betsson AB - Class B
198,421
0.1
9,294
BioGaia AB - Class B
101,760
0.0
6,335
Biotage AB
81,132
0.0
102,505  Bredband2 i Skandinavien
AB
19,098
0.0
7,235
Bufab AB
304,987
0.1
7,960
Byggmax Group AB
35,536
0.0
3,910
(1)(3)
Camurus AB
209,567
0.1
2
(1)
Careium AB
5
0.0
1,849
Cellavision AB
37,577
0.0
3,712
Clas Ohlson AB - Class B
79,229
0.0
21,136
Dios Fastigheter AB
146,209
0.1
31,583
(2)
Dometic Group AB
159,937
0.1
23,332  Electrolux Professional AB
- Class B
161,254
0.1
1,265
Ependion AB
13,972
0.0
11,403
Fagerhult Group AB
55,458
0.0
18,587
Fortnox AB
128,663
0.1
2,964
G5 Entertainment AB
34,752
0.0
10,267
Granges AB
124,533
0.1
10,656  Heba Fastighets AB -
Class B
30,946
0.0
16,981
Instalco AB
48,354
0.0
3,411
Investment AB Oresund
36,546
0.0
5,626
Inwido AB
103,511
0.0
7,048
KAMBI GROUP PLC
78,106
0.0
4,657  Lagercrantz Group AB -
Class B
98,870
0.0
3,203
Lindab International AB
57,201
0.0
14,265
Loomis AB
454,031
0.2
1,570
MIPS AB
76,535
0.0
10,648
Mycronic AB
431,696
0.2
28,846
NCC AB - Class B
465,244
0.2
166,960
(1)
Net Insight AB - Class B
107,665
0.0
3,265
Paradox Interactive AB
63,900
0.0
73,150
Ratos AB - Class B
229,297
0.1
5,165  RaySearch Laboratories
AB
109,935
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
22,256
Rvrc Holding AB
$ 99,319
0.0
8,136
Scandi Standard AB
61,508
0.0
3,204
Solid Forsakring AB
24,562
0.0
202,249
(1)
Stillfront Group AB
121,781
0.1
500,346  Storskogen Group AB -
Class B
539,453
0.2
15,537
(1)
Storytel AB
112,032
0.1
7,521
Systemair AB
57,365
0.0
12,096
(2)
Thule Group AB
382,986
0.1
14,592
(1)
Tobii Dynavox AB
98,440
0.0
91,328
Truecaller AB - Class B
543,012
0.2
3,629
VBG Group AB - Class B
108,088
0.0
67,275
Wihlborgs Fastigheter AB
666,577
0.2
16,089
Zinzino AB - Class B
162,228
0.1
9,777,537
3.3
Switzerland : 7.0%
10,434
(1)
AC Immune SA
28,693
0.0
33,949
Accelleron Industries AG
1,696,607
0.6
360
ALSO Holding AG
99,465
0.0
330
Autoneum Holding AG
46,162
0.0
1,506
(1)
Basilea Pharmaceutica
AG, Reg
67,051
0.0
1,160
Belimo Holding AG
846,497
0.3
9,842
BKW AG
1,679,135
0.6
158  Burckhardt Compression
Holding AG
119,376
0.0
558
Burkhalter Holding AG
60,344
0.0
258  Cie Financiere Tradition
SA - Class BR
54,815
0.0
60,994
Clariant AG
686,551
0.2
1,203
Comet Holding AG, Reg
358,941
0.1
8,369
DKSH Holding AG
657,942
0.2
2,434
Flughafen Zurich AG, Reg
585,970
0.2
327
Forbo Holding AG, Reg
313,130
0.1
8,810
(2)
Galenica AG
785,117
0.3
1,124  Hiag Immobilien Holding
AG
108,358
0.0
663
Huber + Suhner AG, Reg
55,027
0.0
349
Inficon Holding AG
449,858
0.2
336
Kardex Holding AG
103,886
0.0
7,152
(1)
Kudelski SA - Class BR
10,036
0.0
2,536
Landis+Gyr Group AG
173,344
0.1
166
LEM Holding SA
157,297
0.1
31,251
Logitech International SA
3,093,574
1.1
609
(2)
Medacta Group SA
77,801
0.0
17
Metall Zug AG, Reg
19,618
0.0
1,546
Mikron Holding AG, Reg
27,415
0.0
30,523
(1)
On Holding AG - Class A
1,827,717
0.6
47
Phoenix Mecano AG
21,526
0.0
6,948  PSP Swiss Property AG,
Reg
1,026,373
0.4
2,802
R&S Group Holding AG
57,983
0.0
707
Siegfried Holding AG, Reg
794,104
0.3
6,438
(1)
Sportradar Group AG -
Class A
135,069
0.1
6,407
Sulzer AG, Reg
1,040,040
0.4
3,293  Swissquote Group Holding
SA, Reg
1,429,548
0.5
1,442
Tecan Group AG, Reg
370,185
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
14,409
Temenos AG
$ 1,225,294
0.4
293  Vaudoise Assurances
Holding SA
162,787
0.1
684
VZ Holding AG
117,743
0.0
20,570,379
7.0
Taiwan : 1.8%
40,000
(1)
ACES Electronic Co. Ltd.
75,473
0.0
45,000  Arcadyan Technology
Corp.
243,306
0.1
12,000
Argosy Research, Inc.
52,675
0.0
61,000
Asia Optical Co., Inc.
288,752
0.1
16,000
Asia Tech Image, Inc.
53,690
0.0
15,000
ASROCK, Inc.
104,442
0.0
40,000  BRIGHT LED
ELECTRONICS
26,810
0.0
20,000
Cenra, Inc.
22,579
0.0
51,000  Chin-Poon Industrial Co.
Ltd.
55,761
0.0
8,000  Chunghwa Precision Test
Tech Co. Ltd.
193,005
0.1
62,000
CviLux Corp.
92,041
0.0
14,000
CyberPower Systems, Inc.
147,486
0.1
50,000
Darfon Electronics Corp.
66,144
0.0
38,000
Ennoconn Corp.
327,288
0.1
71,000  Everlight Electronics Co.
Ltd.
177,396
0.1
19,000  Fitipower Integrated
Technology, Inc.
129,681
0.1
70,000  FocalTech Systems Co.
Ltd.
161,559
0.1
31,000  Foxsemicon Integrated
Technology, Inc.
286,384
0.1
25,000
FY Group Ltd.
61,038
0.0
61,661
(1)
General Interface Solution
Holding Ltd.
97,520
0.0
15,000  Global Lighting
Technologies, Inc.
25,530
0.0
26,000  Global Mixed Mode
Technology, Inc.
178,105
0.1
28,343
(3)
Himax Technologies, Inc.,
ADR
286,831
0.1
25,000
Holtek Semiconductor, Inc.
36,872
0.0
18,000
ITE Technology, Inc.
77,067
0.0
3,000
Keystone Microtech Corp.
43,470
0.0
20,000
Lida Holdings Ltd.
14,019
0.0
11,000  Lumax International Corp.
Ltd.
35,979
0.0
8,000  MacroWell OMG Digital
Entertainment Co. Ltd.
22,876
0.0
62,000
Pixart Imaging, Inc.
451,774
0.2
10,000  Raydium Semiconductor
Corp.
117,241
0.1
50,000
Rechi Precision Co. Ltd.
40,935
0.0
19,000  Rich Honour International
Designs Co. Ltd.
37,633
0.0
38,000
Sercomm Corp.
143,866
0.1
125,000
(1)
Sunplus Technology Co.
Ltd.
106,492
0.1
16,000
Sunrex Technology Corp.
30,064
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
45,000  Syscom Computer
Engineering Co.
$ 77,357
0.0
40,000
Systex Corp.
156,311
0.1
26,000  Taiwan FU Hsing Industrial
Co. Ltd.
41,055
0.0
12,000
Taiwan Paiho Ltd.
24,413
0.0
7,000
Tofu Restaurant Co. Ltd.
50,691
0.0
7,000
Topview Optronics Corp.
16,617
0.0
36,000
Ubright Optronics Corp.
82,644
0.0
84,000
UDE Corp.
226,534
0.1
17,000
Vivotek, Inc.
66,999
0.0
19,000
Weblink International, Inc.
34,621
0.0
2,000  WinWay Technology Co.
Ltd.
72,514
0.0
5,161,540
1.8
Thailand : 0.2%
206,600  Advanced Information
Technology PCL
26,504
0.0
107,500
(3)
Bangkok Airways PCL
59,507
0.0
86,700  Kiatnakin Phatra Bank
PCL
133,689
0.1
184,700  Ratchaphruek Hospital
PCL
29,618
0.0
132,800  Regional Container Lines
PCL
94,253
0.0
171,700  Rojana Industrial Park
PCL
29,227
0.0
17,700
(3)
Thai Stanley Electric PCL
114,583
0.1
39,300
Zen Corp. Group PCL
7,957
0.0
495,338
0.2
Turkey : 0.1%
29,035
(1)
Eldorado Gold Corp.
441,913
0.1
United Arab Emirates : 0.3%
240,373  Alef Education Holding
PLC
73,295
0.1
231,217
(1)
Amlak Finance PJSC
54,049
0.0
25,524  Commercial Bank of Dubai
PSC
53,507
0.0
307,328
(1)
Islamic Arab Insurance Co.
36,815
0.0
450,728
Sharjah Islamic Bank
323,673
0.1
58,169
(1)
Yalla Group Ltd., ADR
231,513
0.1
772,852
0.3
United Kingdom : 8.9%
11,700
4imprint Group PLC
865,991
0.3
12,301
AG Barr PLC
93,037
0.0
12,352
AJ Bell PLC
67,836
0.0
3,372  Alpha Group International
PLC
108,286
0.0
4,660  Anglo-Eastern Plantations
PLC
38,899
0.0
9,959
Animalcare Group PLC
29,257
0.0
60,399  Babcock International
Group PLC
402,900
0.1
126,683
Balfour Beatty PLC
730,706
0.3
64,123
Barratt Developments PLC
359,198
0.1
96,234
Beazley PLC
993,643
0.3
13,938
Bellway PLC
449,916
0.2
6,802
(1)
Birkenstock Holding PLC
402,270
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
6,697
Breedon Group PLC
$ 36,204
0.0
134,125
British Land Co. PLC
623,828
0.2
10,920  Bytes Technology Group
PLC
62,580
0.0
29,445
Care Reit PLC
31,042
0.0
7,956
Cerillion PLC
159,807
0.1
28,989
Chemring Group PLC
114,072
0.0
9,715  City of London Investment
Group PLC
44,087
0.0
57,280
CLS Holdings PLC
51,154
0.0
13,547
(2)
CMC Markets PLC
37,709
0.0
2,109
Cohort PLC
30,072
0.0
21,967
Computacenter PLC
635,706
0.2
160,285
(2)
ConvaTec Group PLC
488,698
0.2
76,177
Costain Group PLC
89,729
0.0
6,167
Cranswick PLC
385,380
0.1
106,754
(1)
Currys PLC
124,356
0.0
235,103
(1)(2)
Deliveroo PLC
382,743
0.1
23,027
dotdigital group PLC
24,754
0.0
63,944
Dr Martens PLC
57,441
0.0
63,212
Drax Group PLC
487,892
0.2
2,897
(1)
Eagle Eye Solutions
Group PLC
13,039
0.0
63,964
easyJet PLC
404,010
0.1
13,055
(1)
Endava PLC, ADR
423,243
0.2
250,298
(1)
EnQuest PLC
36,558
0.0
9,755
FDM Group Holdings PLC
28,363
0.0
11,757  Foresight Group Holdings
Ltd.
57,435
0.0
7,555
(1)
Frontier Developments
PLC
20,617
0.0
721  Fuller Smith & Turner PLC
- Class A
4,935
0.0
1,030  Games Workshop Group
PLC
185,141
0.1
3,379  Gamma Communications
PLC
56,057
0.0
17,229
GB Group PLC
74,511
0.0
85,471
(1)
Gem Diamonds Ltd.
12,823
0.0
146,762
Harbour Energy PLC
423,671
0.2
992
Hargreaves Services PLC
7,847
0.0
13,311
Hill & Smith PLC
326,216
0.1
20,947
Hunting PLC
89,871
0.0
55,899
IG Group Holdings PLC
706,258
0.2
21,148
IMI PLC
523,249
0.2
52,487  Impax Asset Management
Group PLC
143,823
0.1
42,870
Inchcape PLC
356,899
0.1
15,809
IntegraFin Holdings PLC
70,878
0.0
25,002  Intermediate Capital
Group PLC
728,522
0.3
97,435  International Personal
Finance PLC
155,240
0.1
133,781
Investec PLC - GBP
861,717
0.3
91,952
JET2 PLC
1,745,506
0.6
5,458
Johnson Matthey PLC
96,490
0.0
112,851
Just Group PLC
231,153
0.1
19,639
Kainos Group PLC
199,185
0.1
9,323  Liontrust Asset
Management PLC
51,902
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
234,505  LondonMetric Property
PLC
$ 539,485
0.2
24,278
Macfarlane Group PLC
32,811
0.0
163,633
Man Group PLC/Jersey
432,446
0.2
170,040  Marks & Spencer Group
PLC
704,406
0.2
183,230
(1)
Marston's PLC
92,182
0.0
8,059
(1)
McBride PLC
13,739
0.0
31,691
Mears Group PLC
139,099
0.1
52,452
Mitie Group PLC
75,109
0.0
11,320  Moneysupermarket.com
Group PLC
27,229
0.0
5,425
Morgan Sindall Group PLC
246,581
0.1
45,557  Next Fifteen
Communications Group
PLC
191,487
0.1
14,527
Ninety One PLC
26,859
0.0
19,456
Nomad Foods Ltd.
347,484
0.1
15,668
Norcros PLC
45,264
0.0
98,505
OSB Group PLC
512,527
0.2
40,963
Pagegroup PLC
165,584
0.1
350,714  Pan African Resources
PLC
173,939
0.1
77,708  Paragon Banking Group
PLC
774,170
0.3
76,146
(1)
Playtech PLC
693,936
0.2
27,585  Polar Capital Holdings
PLC
171,355
0.1
100,182
QinetiQ Group PLC
459,905
0.2
49,121
Rightmove PLC
404,213
0.1
24,951
RWS Holdings PLC
42,507
0.0
69,803
Severfield PLC
42,309
0.0
9,406
Spectris PLC
351,608
0.1
226,119
Speedy Hire PLC
77,100
0.0
85,075
(1)
Spirent Communications
PLC
194,935
0.1
60,635
St James's Place PLC
787,382
0.3
40,308
SThree PLC
126,574
0.1
53,688
Sylvania Platinum Ltd.
31,620
0.0
1,478
(3)
TORM PLC - USD - Class
A
29,457
0.0
104,049
(1)(2)
Trainline PLC
456,965
0.2
318,627
Tritax Big Box REIT PLC
577,188
0.2
23,768
(1)(2)
Trustpilot Group PLC
98,134
0.0
25,786  Victorian Plumbing Group
PLC
34,210
0.0
63,624
(1)
Watkin Jones PLC
25,559
0.0
15,122
Weir Group PLC
451,100
0.2
41,751
XPS Pensions Group PLC
179,745
0.1
26,220,555
8.9
United States : 2.0%
26,717
(1)
Carnival PLC, ADR
672,467
0.2
27,825
Civeo Corp.
655,001
0.2
11,481
(1)
Fiverr International Ltd.
354,418
0.1
6,026  Global Ship Lease, Inc. -
Class A
130,041
0.1
4,417
(1)
Gravity Co. Ltd., ADR
273,501
0.1
29,760
(1)
IMAX Corp.
700,848
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
54,095
(1)
Kiniksa Pharmaceuticals
International PLC
$ 1,060,262
0.4
35,597
Navigator Holdings Ltd.
591,266
0.2
107,591
(1)
Riskified Ltd. - Class A
553,018
0.2
24,846
(1)
SSR Mining, Inc.
199,513
0.1
37,938
(1)
Zymeworks, Inc.
553,895
0.2
5,744,230
2.0
Total Common Stock
(Cost $260,215,993)
286,324,907
97.6
EXCHANGE-TRADED FUNDS : 1.7%
12,669  iShares MSCI EAFE
Small-Cap ETF
792,573
0.3
81,131  Vanguard FTSE
Developed Markets ETF
4,051,682
1.4
4,844,255
1.7
Total Exchange-Traded
Funds
(Cost $4,732,625)
4,844,255
1.7
PREFERRED STOCK : 0.2%
Brazil : 0.0%
51,100
Metalurgica Gerdau SA
83,942
0.0
Germany : 0.2%
555
Einhell Germany AG
36,503
0.0
9,438
Fuchs Petrolub SE
428,985
0.2
88
KSB SE & Co. KGaA
58,791
0.0
182
STO SE & Co. KGaA
21,599
0.0
545,878
0.2
Total Preferred Stock
(Cost $568,678)
629,820
0.2
RIGHT : 0.0%
South Korea : 0.0%
2,975
(1)
Hyundai Motor Securities
Co. Ltd.
2,120
0.0
Total Right
(Cost $–)
2,120
0.0
Total Long-Term
Investments
(Cost $265,517,296)
291,801,102
99.5

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.3%
Repurchase Agreements : 0.8%
371,343
(5)
Bank of Montreal,
Repurchase Agreement
dated 01/31/2025,
4.340%, due 02/03/2025
(Repurchase Amount
$371,475, collateralized by
various U.S. Government/
U.S. Government Agency
Obligations, 1.714%-
7.320%, Market Value plus
accrued interest $378,770,
due 01/01/26-02/01/52)
$ 371,343
0.1
1,000,000
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 01/31/2025,
4.430%, due 02/03/2025
(Repurchase Amount
$1,000,364, collateralized
by various U.S.
Government Securities,
0.000%-5.000%, Market
Value plus accrued
interest $1,020,377, due
02/15/25-11/15/54)
1,000,000
0.3
1,000,000
(5)
TD Securities (USA)
LLC, Repurchase
Agreement dated
01/31/2025, 4.350%, due
02/03/2025 (Repurchase
Amount $1,000,358,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-7.000%, Market
Value plus accrued
interest $1,020,000, due
03/01/49-01/01/55)
1,000,000
0.4
Total Repurchase
Agreements
(Cost $2,371,343)
2,371,343
0.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
1,294,332
(6)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.260%
(Cost $1,294,332) $ 1,294,332 0.5
Total Short-Term
Investments
(Cost $3,665,675)
3,665,675
1.3
Total Investments in
Securities
(Cost $269,182,971) $ 295,466,777 100.8
Liabilities in Excess of
Other Assets (2,228,057) (0.8)
Net Assets $ 293,238,720 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 22.1%
Information Technology 14.1
Consumer Discretionary 13.5
Financials 12.8
Materials 7.9
Health Care 7.5
Real Estate 5.4
Communication Services 5.0
Energy 3.8
Consumer Staples 3.1
Utilities 2.6
Exchange-Traded Funds 1.7
Short-Term Investments 1.3
Liabilities in Excess of Other Assets (0.8)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ 973,930 $ 15,955,059 $ — $ 16,928,989
Austria 122,636 239,841 — 362,477
Belgium 610,213 218,761 — 828,974
Bermuda — 29,416 — 29,416
Brazil 620,408 — — 620,408
Burkina Faso 512,923 — — 512,923
Canada 23,877,541 — — 23,877,541
China 1,309,478 1,597,998 — 2,907,476
Denmark 1,434,917 7,531,537 — 8,966,454
Finland 1,957,070 2,183,745 — 4,140,815
France 960,075 20,044,908 — 21,004,983
Germany 257,541 18,049,588 — 18,307,129
Greece 223,945 149,470 — 373,415
Guatemala 545,087 — — 545,087
Guernsey 196,730 — — 196,730
Hong Kong 332,727 1,843,010 3,706 2,179,443
India — 190,322 — 190,322
Indonesia 127,539 — — 127,539
Ireland 767,448 983,685 — 1,751,133
Israel 2,702,801 497,310 — 3,200,111
Italy 643,419 16,693,131 — 17,336,550
Japan 63,315 61,755,342 — 61,818,657
Jordan 833,938 — — 833,938
Liechtenstein — 92,060 — 92,060
Malaysia 77,740 250,859 — 328,599
Netherlands — 6,329,191 — 6,329,191
New Zealand 116,816 693,947 — 810,763
Norway 878,141 344,959 — 1,223,100
Papua New Guinea — 36,964 — 36,964
Peru 33,500 — — 33,500
Philippines 121,224 — — 121,224
Poland 839,599 778,553 — 1,618,152
Portugal 53,058 263,067 — 316,125
Singapore 94,101 2,576,785 — 2,670,886
South Africa 918,421 — — 918,421
South Korea 159,776 10,981,410 — 11,141,186
Spain 760,032 3,699,850 — 4,459,882
Sweden 2,093,907 7,683,630 — 9,777,537
Switzerland 3,206,255 17,364,124 — 20,570,379
Taiwan 337,522 4,824,018 — 5,161,540
Thailand 170,705 324,633 — 495,338
Turkey 441,913 — — 441,913
United Arab Emirates 395,130 377,722 — 772,852
United Kingdom 12,826,477 13,394,078 — 26,220,555
United States 5,744,230 — — 5,744,230
Total Common Stock 68,342,228 217,978,973 3,706 286,324,907
Exchange-Traded Funds 4,844,255 — — 4,844,255
Preferred Stock 200,835 428,985 — 629,820
Right — 2,120 — 2,120
Short-Term Investments 1,294,332 2,371,343 — 3,665,675
Total Investments, at fair value $ 74,681,650 $ 220,781,421 $ 3,706 $ 295,466,777

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2025
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (266) $ — $ (266)
Total Liabilities $ — $ (266) $ — $ (266)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At January 31, 2025, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
ZAR 1,881,281 EUR 97,324 Brown Brothers Harriman & Co. 02/03/25 $ (266)
$ (266)
Currency Abbreviations:
EUR
—
Euro
ZAR
—
South African Rand
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 45,846,405
Gross Unrealized Depreciation (19,562,599)
Net Unrealized Appreciation $ 26,283,806